Securities and Exchange Commission

Washington, DC 20549

Notification of Redemption of Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Morgan Stanley California Insured Municipal Income Trust

522 Fifth Avenue, New York, New York 10036

Securities Act File No. 33-57774

Investment Company Act File No. 811-7344

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

(1)     Title of the class of Securities to be redeemed:

Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $50,000 per share (“ARPS”), Series 1, Series 2, Series 3 and Series 4.

(2)     Date on which the securities may be called or redeemed:

The ARPS will be redeemed for each series on the following dates:

Series 1 on July 28, 2008

Series 2 on July 28, 2008

Series 3 on July 28, 2008

Series 4 on July 28, 2008

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

ARPS are to be redeemed in accordance with Section 4 of the Certificate of Designation, Establishing Powers, Qualifications, Rights and Preferences of the Preferred Shares.

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

Morgan Stanley California Insured Municipal Income Trust intends to redeem the following:

8 outstanding shares of Series 1 ARPS

16 outstanding shares of Series 2 ARPS

20 outstanding shares of Series 3 ARPS

8 outstanding shares of Series 4 ARPS

Such redemption of each series of shares of outstanding ARPS shall be effected by lot.

Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

Signature:

Pursuant to the requirements of Rule 23c-2, Morgan Stanley California Insured Municipal Income Trust has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 11th day of July, 2008.

Morgan Stanley California Insured Municipal Income Trust

By:	/s/Lou Anne McInnis
	Name:	Lou Anne McInnis
	Title:	Assistant Secretary